GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Indefinite-lived intangible assets	$ 7,354	$ 7,360
Amortization of intangibles	$ 6,325	$ 6,393	$ 4,860